Post-employment benefits - Pre-tax costs for post-employment benefits (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of post-employment benefits [Line items]
Post-employment benefit expense defined benefit plans	€ 95	€ 58		€ 566
Post-employment benefit expense defined contribution plans	397	392		299
Post-employment benefits costs, pre-tax	492	450		865
Included in income from operations [Member]
Disclosure of post-employment benefits [Line items]
Post-employment benefit expense defined benefit plans	32	(19)	[1]	467
Post-employment benefit expense defined contribution plans	315	299		240
Included in financial expense [Member]
Disclosure of post-employment benefits [Line items]
Post-employment benefit expense defined benefit plans	37	48		70
Included in discontinued operations [Member]
Disclosure of post-employment benefits [Line items]
Post-employment benefit expense defined benefit plans	26	29		29
Post-employment benefit expense defined contribution plans	€ 82	€ 93		€ 59

[1]	The net income mainly relates to the settlement of the pension related legal claim in the UK.